Unaudited Interim Condensed Consolidated Statement o f Changes In Equity - USD ($)		Issued capital	Share based payments reserve	Foreign currency translation reserve	Re-measurement reserve	Accumulated losses	Total
Balance at Dec. 31, 2022	[1]	$ 30,907,405	$ 771,138	$ (1,632,531)	$ (96,953)	$ (17,815,290)	$ 12,133,769
Loss after income tax expense for the half-year						(1,451,217)	(1,451,217)
Other comprehensive income for the half-year, net of tax				(657,192)	4,615		(652,577)
Translation adjustments due to change in presentation currency				(260,307)			(260,307)
Total comprehensive income for the half-year				(917,499)	4,615	(1,451,217)	(2,364,101)
Share-based payments			113,145				113,145
Transactions with owners in their capacity as owners:
Forfeiture of options			(7,174)				(7,174)
Expiry of options		30,007	(30,007)
Cancellation of shares		(20,291)					(20,291)
Balance at Jun. 30, 2023	[1]	30,917,121	847,102	(2,550,030)	(92,338)	(19,266,507)	9,855,348
Balance at Dec. 31, 2023		31,035,121	1,233,434	(2,054,227)	(90,686)	(22,381,044)	7,742,598	[2]
Loss after income tax expense for the half-year						(1,653,875)	(1,653,875)
Other comprehensive income for the half-year, net of tax				(173,688)	3,098		(170,590)
Total comprehensive income for the half-year				(173,688)	3,098	(1,653,875)	(1,824,465)
Share-based payments			428,066				428,066
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs (note 7)		1,816,817					1,816,817
Expiry of options		26,369	(26,369)
Balance at Jun. 30, 2024		$ 32,878,307	$ 1,635,131	$ (2,227,915)	$ (87,588)	$ (24,034,919)	$ 8,163,016

[1]	Restated throughout for presentation in US Dollars. See note 1 to the unaudited interim condensed consolidated financial statements for further details.
[2]	Restated throughout for presentation in US Dollars. See note 1 for further details.